Share based compensation (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Number of Option
Options Vested, Beginning balance	10,291	4,514
Vested	2,232	7,410	5,364
Exercised
Forfeited	(488)	(1,633)	(850)
Options Vested, Ending balance	12,035	10,291	4,514
Weighted Average Remaining Contractual Life (In years)
Weighted Average Remaining Contractual Life In Years, Ending balance	7 years 10 months 14 days	8 years 6 months 25 days
Weighted Average Remaining Contractual Life In Years, Vested	8 years 5 months 9 days		8 years 9 months 29 days
Weighted Average Remaining Contractual Life In Years, Forfeited	29 days	8 years 1 month 6 days	8 years 6 months 14 days
Weighted Average Remaining Contractual Life In Years, beginning balance	8 years 15 days	8 years 15 days	8 years 6 months 25 days
Weighted Average Exercise Price
Weighted Average Exercise Price Beginning	$ 152.80	$ 182.40
Vested	146.82	137.20	184.80
Forfeited		164.40	177.20
Exercised	116.32
Weighted Average Exercise Price Ending	$ 153.19	$ 152.80	$ 182.40